Schedule of Restructuring Information by Type of Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	$ 35
Cumulative restructuring costs, Incurred to Date	31	55
Accrued liability, Beginning Balance	6	20
Restructuring charges	25	15
Payments	(22)	(28)
Accrued liability, Ending Balance	9	7
Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	25
Cumulative restructuring costs, Incurred to Date	22	46
Accrued liability, Beginning Balance	6	20
Restructuring charges	16	10
Payments	(13)	(23)
Accrued liability, Ending Balance	9	7
Site closure costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	9
Cumulative restructuring costs, Incurred to Date	9	5
Accrued liability, Beginning Balance	0	0
Restructuring charges	9	3
Payments	(9)	(3)
Accrued liability, Ending Balance	0	0
Other projects
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	1
Cumulative restructuring costs, Incurred to Date	0	4
Accrued liability, Beginning Balance	0	0
Restructuring charges	0	2
Payments	0	(2)
Accrued liability, Ending Balance	$ 0	$ 0